Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 41,174	€ 21,432	€ 36,272
Production costs - services	10,646	9,710	11,589
Lease expense and other	1,233	876	1,478
Net provisions for contingencies	707	349	858
Other expenses	1,983	1,317	879
Purchase, services and other charges gross	55,743	33,684	51,076
capitalized direct costs associated with self-constructed assets - tangible assets	(185)	(128)	(197)
capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(5)	(5)
Purchases, services and other	€ 55,549	€ 33,551	€ 50,874